IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Interest recognized on impaired loan	$ 121	$ 69
Interest recognized on loans before impaired	126	110
Current [member]
Disclosure of credit risk exposure [line items]
Interest income	189	155
Canada [member]
Disclosure of credit risk exposure [line items]
Interest income	89	69
Interest recognized on loans before impaired	77	43
Foreign countries [member]
Disclosure of credit risk exposure [line items]
Interest income	100	86
Interest recognized on loans before impaired	$ 49	$ 67